UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21862

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
July 31, 2009 (Unaudited)	Columbia Retirement 2005 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 100.0%
	Columbia Acorn International, Class Z	1	21
	Columbia High Income Fund, Class Z	4,199	30,318
	Columbia Large Cap Enhanced Core Fund, Class Z	24,785	237,194
	Columbia Large Cap Value Fund, Class Z	3,989	36,737
	Columbia Marsico Focused Equities Fund, Class Z	2,456	41,906
	Columbia Mid Cap Growth Fund, Class Z	1,848	32,385
	Columbia Mid Cap Value Fund, Class Z	3,411	32,578
	Columbia Multi-Advisor International Equity Fund, Class Z	10,371	110,763
	Columbia Short Term Bond Fund, Class Z	8,111	79,087
	Columbia Small Cap Growth Fund II, Class Z	1,234	10,626
	Columbia Small Cap Value Fund II, Class Z	1,650	15,975
	Columbia Total Return Bond Fund, Class Z	38,886	367,081

	Total Investment Companies (cost of $1,239,128)		994,671

		Par ($)
Short-Term Obligation — 4.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/09, due 08/03/09 at 0.050%, collateralized by a U.S. Government Agency obligation maturing 06/15/10, market value $47,943 (repurchase proceeds $45,000)	45,000	45,000

	Total Short-Term Obligation (cost of $45,000)		45,000

	Total Investments — 104.5% (cost of $1,284,128) (b)(c)		1,039,671

	Other Assets & Liabilities, Net — (4.5)%		(44,318)

	Net Assets — 100.0%		995,353

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

The Portfolio has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•	Level 1 — quoted prices in active markets for identical securities
	•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
	•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of July 31, 2009, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$994,671	$—	$—	$994,671
Short-Term Obligation	—	45,000	—	45,000
Total Investments	$994,671	$45,000	$—	$1,039,671

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,284,128.

(c)	Unrealized appreciation and depreciation at July 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized		Net Unrealized
	Appreciation	Depreciation		Depreciation
	$21,663		$(266,120)	$(244,457)

2

INVESTMENT PORTFOLIO
July 31, 2009 (Unaudited)	Columbia Retirement 2010 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 99.8%
	Columbia Cash Reserves, Capital Class Shares	1	1
	Columbia High Income Fund, Class Z	2,789	20,140
	Columbia Large Cap Enhanced Core Fund, Class Z	29,884	285,992
	Columbia Large Cap Value Fund, Class Z	5,714	52,628
	Columbia Marsico Focused Equities Fund, Class Z	3,381	57,671
	Columbia Mid Cap Growth Fund, Class Z	2,809	49,206
	Columbia Mid Cap Value Fund, Class Z	5,154	49,216
	Columbia Multi-Advisor International Equity Fund, Class Z	12,994	138,777
	Columbia Small Cap Growth Fund II, Class Z	2,053	17,675
	Columbia Small Cap Value Fund II, Class Z	2,585	25,020
	Columbia Total Return Bond Fund, Class Z	46,048	434,692

	Total Investment Companies (cost of $1,376,994)		1,131,018

		Par ($)
Short-Term Obligation — 4.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/09, due 08/03/09 at 0.050%, collateralized by a U.S. Government Agency obligation maturing 06/15/10, market value $47,943 (repurchase proceeds $46,000)	46,000	46,000

	Total Short-Term Obligation (cost of $46,000)		46,000

	Total Investments — 103.9% (cost of $1,422,994) (b)(c)		1,177,018

	Other Assets & Liabilities, Net — (3.9)%		(44,239)

	Net Assets — 100.0%		1,132,779

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

The Portfolio has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•	Level 1 — quoted prices in active markets for identical securities
	•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
	•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of July 31, 2009, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$1,131,018	$—	$—	$1,131,018
Short-Term Obligation	—	46,000	—	46,000
Total Investments	$1,131,018	$46,000	$—	$1,177,018

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,422,994.

(c)	Unrealized appreciation and depreciation at July 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized		Net Unrealized
	Appreciation	Depreciation		Depreciation
	$32,639		$(278,615)	$(245,976)

2

INVESTMENT PORTFOLIO
July 31, 2009 (Unaudited)	Columbia Retirement 2015 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 100.0%
	Columbia Acorn International, Class Z	374	11,104
	Columbia Large Cap Enhanced Core Fund, Class Z	44,401	424,921
	Columbia Large Cap Value Fund, Class Z	9,260	85,285
	Columbia Marsico Focused Equities Fund, Class Z	5,435	92,714
	Columbia Mid Cap Growth Fund, Class Z	4,300	75,327
	Columbia Mid Cap Value Fund, Class Z	7,776	74,265
	Columbia Multi-Advisor International Equity Fund, Class Z	19,080	203,773
	Columbia Small Cap Growth Fund II, Class Z	3,110	26,778
	Columbia Small Cap Value Fund II, Class Z	3,869	37,452
	Columbia Total Return Bond Fund, Class Z	58,921	556,213

	Total Investment Companies (cost of $1,827,327)		1,587,832

		Par ($)
Short-Term Obligation — 2.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/09, due 08/03/09 at 0.050%, collateralized by a U.S. Government Agency obligation maturing 06/15/10, market value $47,943 (repurchase proceeds $45,000)	45,000	45,000

	Total Short-Term Obligation (cost of $45,000)		45,000

	Total Investments — 102.8% (cost of $1,872,327) (b)(c)		1,632,832

	Other Assets & Liabilities, Net — (2.8)%		(44,305)

	Net Assets — 100.0%		1,588,527

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

The Portfolio has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•	Level 1 — quoted prices in active markets for identical securities
	•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
	•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of July 31, 2009, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$1,587,832	$—	$—	$1,587,832
Short-Term Obligation	—	45,000	—	45,000
Total Investments	$1,587,832	$45,000	$—	$1,632,832

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,872,327.

(c)	Unrealized appreciation and depreciation at July 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized		Net Unrealized
	Appreciation	Depreciation		Depreciation
	$74,060		$(313,555)	$(239,495)

2

INVESTMENT PORTFOLIO
July 31, 2009 (Unaudited)	Columbia Retirement 2020 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 99.5%
	Columbia Acorn International, Class Z	873	25,887
	Columbia Cash Reserves, Capital Class Shares	1	1
	Columbia Large Cap Enhanced Core Fund, Class Z	69,462	664,753
	Columbia Large Cap Value Fund, Class Z	16,139	148,639
	Columbia Marsico Focused Equities Fund, Class Z	9,382	160,050
	Columbia Mid Cap Growth Fund, Class Z	6,853	120,064
	Columbia Mid Cap Value Fund, Class Z	12,503	119,401
	Columbia Multi-Advisor International Equity Fund, Class Z	30,214	322,689
	Columbia Small Cap Growth Fund II, Class Z	5,922	50,986
	Columbia Small Cap Value Fund II, Class Z	7,087	68,600
	Columbia Total Return Bond Fund, Class Z	81,464	769,017

	Total Investment Companies (cost of $2,619,259)		2,450,087

		Par ($)
Short-Term Obligation — 1.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/09, due 08/03/09 at 0.050%, collateralized by a U.S. Government Agency obligation maturing 06/15/10, market value $47,943 (repurchase proceeds $43,000)	43,000	43,000

	Total Short-Term Obligation (cost of $43,000)		43,000

	Total Investments — 101.3% (cost of $2,662,259) (b)(c)		2,493,087

	Other Assets & Liabilities, Net — (1.3)%		(31,250)

	Net Assets — 100.0%		2,461,837

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

The Portfolio has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•	Level 1 — quoted prices in active markets for identical securities
	•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
	•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of July 31, 2009, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$2,450,087	$—	$—	$2,450,087
Short-Term Obligation	—	43,000	—	43,000
Total Investments	$2,450,087	$43,000	$—	$2,493,087

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $2,662,259.

(c)	Unrealized appreciation and depreciation at July 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized		Net Unrealized
	Appreciation	Depreciation		Depreciation
	$144,100		$(313,272)	$(169,172)

2

INVESTMENT PORTFOLIO
July 31, 2009 (Unaudited)	Columbia Retirement 2025 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 100.0%
	Columbia Acorn International, Class Z	1,257	37,283
	Columbia Large Cap Enhanced Core Fund, Class Z	69,410	664,251
	Columbia Large Cap Value Fund, Class Z	17,813	164,056
	Columbia Marsico Focused Equities Fund, Class Z	10,981	187,342
	Columbia Mid Cap Growth Fund, Class Z	7,961	139,472
	Columbia Mid Cap Value Fund, Class Z	14,638	139,790
	Columbia Multi-Advisor International Equity Fund, Class Z	31,602	337,513
	Columbia Small Cap Growth Fund II, Class Z	7,480	64,405
	Columbia Small Cap Value Fund II, Class Z	8,665	83,876
	Columbia Total Return Bond Fund, Class Z	68,235	644,139

	Total Investment Companies (cost of $2,747,254)		2,462,127

		Par ($)
Short-Term Obligation — 1.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/09, due 08/03/09 at 0.050%, collateralized by a U.S. Government Agency obligation maturing 06/15/10, market value $42,616 (repurchase proceeds $41,000)	41,000	41,000

	Total Short-Term Obligation (cost of $41,000)		41,000

	Total Investments — 101.7% (cost of $2,788,254) (b)(c)		2,503,127

	Other Assets & Liabilities, Net — (1.7)%		(41,104)

	Net Assets — 100.0%		2,462,023

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

The Portfolio has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

		•	Level 1 — quoted prices in active markets for identical securities
		•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
		•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

		The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		The following table summarizes the inputs used, as of July 31, 2009, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)		Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies		$2,462,127	$—	$—	$2,462,127
Short-Term Obligation	—		41,000	—	41,000
Total Investments		$2,462,127	$41,000	$—	$2,503,127

	(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

	(b)	Cost for federal income tax purposes is $2,788,254.

	(c)	Unrealized appreciation and depreciation at July 31, 2009 based on cost of investments for federal income tax purposes was:

		Unrealized	Unrealized		Net Unrealized
		Appreciation	Depreciation		Depreciation
			$160,850	$(445,977)	$(285,127)

2

INVESTMENT PORTFOLIO
July 31, 2009 (Unaudited)	Columbia Retirement 2030 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 100.0%
	Columbia Acorn International, Class Z	2,033	60,295
	Columbia Large Cap Enhanced Core Fund, Class Z	87,978	841,948
	Columbia Large Cap Value Fund, Class Z	24,727	227,735
	Columbia Marsico Focused Equities Fund, Class Z	14,907	254,312
	Columbia Mid Cap Growth Fund, Class Z	10,566	185,112
	Columbia Mid Cap Value Fund, Class Z	19,366	184,943
	Columbia Multi-Advisor International Equity Fund, Class Z	40,149	428,791
	Columbia Small Cap Growth Fund II, Class Z	8,426	72,547
	Columbia Small Cap Value Fund II, Class Z	12,739	123,312
	Columbia Total Return Bond Fund, Class Z	63,823	602,490

	Total Investment Companies (cost of $3,386,454)		2,981,485

		Par ($)
Short-Term Obligation — 1.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/09, due 08/03/09 at 0.050%, collateralized by a U.S. Government Agency obligation maturing 06/15/10, market value $42,616 (repurchase proceeds $38,000)	38,000	38,000

	Total Short-Term Obligation (cost of $38,000)		38,000

	Total Investments — 101.3% (cost of $3,424,454) (b)(c)		3,019,485

	Other Assets & Liabilities, Net — (1.3)%		(39,610)

	Net Assets — 100.0%		2,979,875

1

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

The Portfolio has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of July 31, 2009, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$2,981,485	$—	$—	$2,981,485
Short-Term Obligation	—	38,000	—	38,000
Total Investments	$2,981,485	$38,000	$—	$3,019,485

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $3,424,454.

(c)	Unrealized appreciation and depreciation at July 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$166,226	$(571,195)	$(404,969)

2

INVESTMENT PORTFOLIO
July 31, 2009 (Unaudited)	Columbia Retirement 2035 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 100.0%
	Columbia Acorn International, Class Z	2,315	68,665
	Columbia Cash Reserves, Capital Class Shares	1	1
	Columbia Large Cap Enhanced Core Fund, Class Z	80,929	774,494
	Columbia Large Cap Value Fund, Class Z	24,491	225,565
	Columbia Marsico Focused Equities Fund, Class Z	14,697	250,727
	Columbia Mid Cap Growth Fund, Class Z	9,750	170,813
	Columbia Mid Cap Value Fund, Class Z	18,043	172,310
	Columbia Multi-Advisor International Equity Fund, Class Z	36,605	390,940
	Columbia Small Cap Growth Fund II, Class Z	7,873	67,787
	Columbia Small Cap Value Fund II, Class Z	11,898	115,175
	Columbia Total Return Bond Fund, Class Z	45,511	429,626

	Total Investment Companies (cost of $3,121,446)		2,666,103

		Par ($)
Short-Term Obligation — 1.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/09, due 08/03/09 at 0.050%, collateralized by a U.S. Government Agency obligation maturing 06/15/10, market value $42,616 (repurchase proceeds $39,000)	39,000	39,000

	Total Short-Term Obligation (cost of $39,000)		39,000

	Total Investments — 101.5% (cost of $3,160,446) (b)(c)		2,705,103

	Other Assets & Liabilities, Net — (1.5)%		(38,991)

	Net Assets — 100.0%		2,666,112

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

The Portfolio has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of July 31, 2009, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$2,666,103	$—	$—	$2,666,103
Short-Term Obligation	—	39,000	—	39,000
Total Investments	$2,666,103	$39,000	$—	$2,705,103

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $3,160,446.

(c)	Unrealized appreciation and depreciation at July 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$126,818	$(582,161)	$(455,343)

2

INVESTMENT PORTFOLIO
July 31, 2009 (Unaudited)	Columbia Retirement 2040 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 100.1%
	Columbia Acorn International, Class Z	5,118	151,788
	Columbia Cash Reserves, Capital Class Shares	1	1
	Columbia Large Cap Enhanced Core Fund, Class Z	141,301	1,352,252
	Columbia Large Cap Value Fund, Class Z	49,491	455,810
	Columbia Marsico Focused Equities Fund, Class Z	28,990	494,562
	Columbia Mid Cap Growth Fund, Class Z	19,939	349,329
	Columbia Mid Cap Value Fund, Class Z	36,883	352,232
	Columbia Multi-Advisor International Equity Fund, Class Z	67,864	724,792
	Columbia Small Cap Growth Fund II, Class Z	17,538	151,005
	Columbia Small Cap Value Fund II, Class Z	25,096	242,931
	Columbia Total Return Bond Fund, Class Z	54,940	518,634

	Total Investment Companies (cost of $5,469,290)		4,793,336

		Par ($)
Short-Term Obligation — 0.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/09, due 08/03/09 at 0.050%, collateralized by a U.S. Government Agency obligation maturing 06/15/10, market value $37,289 (repurchase proceeds $35,000)	35,000	35,000

	Total Short-Term Obligation (cost of $35,000)		35,000

	Total Investments — 100.8% (cost of $5,504,290) (b)(c)		4,828,336

	Other Assets & Liabilities, Net — (0.8)%		(37,463)

	Net Assets — 100.0%		4,790,873

	Notes to Investment Portfolio:

	*		Security Valuation:

	Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

	Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

The Portfolio has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of July 31, 2009, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$4,793,336	$—	$—	$4,793,336
Short-Term Obligation	—	35,000	—	35,000
Total Investments	$4,793,336	$35,000	$—	$4,828,336

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $5,504,290.

(c)	Unrealized appreciation and depreciation at July 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$267,054	$(943,008)	$(675,954)

2

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	September 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	September 21, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	September 21, 2009